Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2013

A.	DATES					Begin	End	# days

1	Payment Date						11/15/2013
2	Collection Period					10/1/2013	10/31/2013	31
3	Monthly Interest Period-Actual					10/15/2013	11/14/2013	31
4	Monthly Interest - Scheduled					10/15/2013	11/14/2013	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	0.00	—	—	—	—	0.0000000
6	Class A-2 Notes	200,000,000.00	53,961,715.12	—	—	13,778,990.02	40,182,725.10	0.2009136
7	Class A-3 Notes	203,670,000.00	203,670,000.00	—	—	—	203,670,000.00	1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00	—	—	—	60,000,000.00	1.0000000
9	Total Class A Notes	643,310,000.00	317,631,715.12	0.00	0.00	13,778,990.02	303,852,725.10
10	Class B Notes	30,450,000.00	30,450,000.00	—	—	—	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	348,081,715.12	$0.00	$0.00	$13,778,990.02	334,302,725.10

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	31,927.35	0.1596368	13,778,990.02	68.8949501	0.00
18	Class A-3 Notes	0.93000%	157,844.25	0.7750000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	53,000.00	0.8833333	0.00	0.0000000	0.00
20	Total Class A Notes		242,771.60	0.3773789	13,778,990.02	21.4188961	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		280,580.35	0.4164396	13,778,990.02	20.4508876	0.00

		Initial Balance	Beginning Balance				Ending Balance

23	Exchange Note Balance	685,186,665.00	402,347,810.09				389,946,719.07

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		3.50%	3.50%
25	Aggregate Securitization Value		761,318,516.91	433,274,132.30
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66	347,799,765.25

			Units	Securitization Value
27	Securitization Value — Beginning of Period		27,731	447,053,122.32
28	Depreciation/Payments			(6,296,586.30)
29	Gross Credit Losses		(60)	(926,086.69)
30	Scheduled & Early Terminations		(140)	(1,683,508.36)
31	Payoff Units & Lease Reversals		(304)	(4,872,808.67)
32	Repurchased Leases		—	0.00

33	Securitization Value - End of Period		27,227	433,274,132.30

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				372,544.27

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(10,915.65)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	26,886	99.30%	428,208,906.44
41	31 - 60 Days Delinquent	156	0.58%	2,537,004.83
42	61 - 90 Days Delinquent	20	0.07%	355,072.57
43	91+ Days Delinquent	13	0.05%	121,856.67

44	Total	27,075	100.00%	431,222,840.51

45	Current Period Net Residual Losses/(Gains)				(160,758.08)

46	Current Period Net Credit Losses/(Gains)				157,286.03

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	16,671,135.29

48	Investment Earnings on Collection Account	791.11

49	Total Collected Amounts, prior to Servicer Advances	16,671,926.40

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	16,671,926.40

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	372,544.27
53	Interest on the Exchange Note - to the Trust Collection Account	499,581.86
54	Principal on the Exchange Note - to the Trust Collection Account	12,401,091.02
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,593,728.82
56	Remaining Funds Payable to Trust Collection Account	804,980.43

57	Total Distributions	16,671,926.40

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	16,299,382.13

59	Investment Earnings on Reserve Account	192.74

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	16,299,574.87

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	18,627.21
63	Class A Noteholders’ Interest Distributable Amount	242,771.60
64	Noteholders’ First Priority Principal Distributable Amount	—
65	Class B Noteholders’ Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	13,778,990.02
69	Remaining Funds Payable to Certificateholder	2,221,377.29

70	Total Distributions	16,299,574.87